Financial instruments - Fair values and risk management - Credit risk narrative (Details) - customer	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of major customers [line items]
Percentage of total trade receivables (%)	11.00%	56.00%
Overall expected loss rate	37.40%	3.68%
Largest customer
Disclosure of major customers [line items]
Percentage of total trade receivables (%)	26.00%	73.00%
Five largest customers
Disclosure of major customers [line items]
Number of largest customers	5